Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Capital and financial risk management
Net credit losses on trade receivable	€ (664)	€ (660)	€ (575)
Impact of Egypt reclassification
Capital and financial risk management
Net credit losses on trade receivable	65
Contract assets and other receivables
Capital and financial risk management
Financial assets at beginning of period	137	129
Exchange movements	2	(2)
Amounts charged to credit losses on financial assets	63	73
Other	(101)	(63)
Financial assets at end of period	101	137	129
Trade receivables | Amortised cost
Capital and financial risk management
Financial assets at beginning of period	1,431	1,347
Exchange movements	(47)	(26)
Amounts charged to credit losses on financial assets	592	576
Other	(496)	(466)
Financial assets at end of period	1,480	1,431	1,347
Trade receivables | FVOCI
Capital and financial risk management
Financial assets at beginning of period	51	40
Exchange movements	0
Amounts charged to credit losses on financial assets	9	11
Other	(3)
Financial assets at end of period	€ 57	€ 51	€ 40